Ally Master Owner Trust
Monthly Servicing Report
December 15, 2017

Series 2015-2 Summary

1. Information

Closing Date	February 11, 2015
Series 2015-2 Expected Maturity Date	January 15, 2019
Series 2015-2 Legal Maturity Date	January 15, 2021

Nonoverconcentration or Overconcentration Series	Nonoverconcentration
Excess Interest Sharing Group	One
Principal Sharing Group	One
Shared Enhancement Series	N/A
Interest Reallocation Group	N/A
Revolving/Controlled Accumulation/Early Amortization	Revolving

2. Securities Balances
Class	Note Principal Balance as of prior Distribution Date	Note Principal Balance as of current Distribution Date	Average Daily Note Principal Balance - Prior to Current Distribution Date
A-1	$175,000,000.00	$175,000,000.00	$175,000,000.00
A-2	$275,000,000.00	$275,000,000.00	$275,000,000.00
B	$33,221,000.00	$33,221,000.00	$33,221,000.00
C	$24,161,000.00	$24,161,000.00	$24,161,000.00
D	$18,121,000.00	$18,121,000.00	$18,121,000.00
E	$78,523,846.00	$78,523,846.00	$78,523,846.00
Total	$604,026,846.00	$604,026,846.00	$604,026,846.00

3. Interest Calculations
Class	Average Daily Note Principal Balance - Prior to Current Distribution Date	LIBOR + Spread	Rate	Days in Interest Period	Monthly Interest
A-1	$175,000,000.00	LIBOR + 0.57%	1.82028%	30	$265,457.50
A-2	$275,000,000.00	N/A	1.83000%	30	$419,375.00
B	$33,221,000.00	N/A	2.13000%	30	$58,967.28
C	$24,161,000.00	N/A	2.28000%	30	$45,905.90
D	$18,121,000.00	N/A	2.92000%	30	$44,094.43
E	$78,523,846.00	N/A	N/A	N/A	$—
Total	$604,026,846.00				$833,800.11

LIBOR as of the LIBOR Determination Date	1.25028%
Investor Note Spread to LIBOR (Class A-1)	0.57000%
Days In Interest Period	30
Monthly Interest	$265,457.50

Blended Note Interest Rate (Class A-2-D)	1.94581%
Days In Interest Period	30
Monthly Interest Fixed	568,342.61

Monthly Interest - Total	$833,800.11

ALLY MASTER OWNER TRUST SERIES 2015-2	Page 1 of 4

Ally Master Owner Trust
Monthly Servicing Report
December 15, 2017

4. Net Invested Amount

Beginning of Period Net Invested Amount	$604,026,846.00
Less Balance Paydown during Period	$—
Less Net Reallocated Principal Collections	$—
Less Net Series Charge-Offs	$—
Plus/Less Other Class E Adjustments	$—
End of Period Net Invested Amount	$604,026,846.00
Determination Date Note Distribution and Note Defeasance Account Balance	$—
Determination Date Net Invested Amount	$604,026,846.00

5. Series Allocations

Floating Series Percentage	5.13%
Fixed Series Percentage (Average)	5.15%
Series Interest Collections	$2,479,852.27
Series Principal Collections (Period)	$213,344,188.27
Series Defaulted Amount	$—

6. Collections

Available Series Interest Collections
Series Interest Collections	$2,479,852.27
Plus Reserve Fund - Net Interest and Investment Earnings	$3,104.20
Plus Note Distribution Account - Net Interest and Investment Earnings	$—
Plus Accumulation Period Reserve Account - Net Interest and Investment Earnings	$—
Plus Accumulation Period Reserve Draw Amount	$—
Total	$2,482,956.47

Amounts allocated to Interest Waterfall
Excess Interest Collections from Other Series	$—
Reserve Fund Available Amount Used	$—
Reallocated Principal Collections Used	$—
Servicer Advance	$—
Total	$—

Principal Collections

Series Principal Collections (collection period)	$213,344,188.27
Shared Principal Collections (collection period)	$—
Excess Funding Account Withdrawals (collection period)	$—
Less Reallocated Principal Collections (Current Monthly Payment Date)	$—
Additional Available Series Principal Collections (Current Monthly Payment Date)	$—
Available Investor Principal Collections	$213,344,188.27

7. Application of Available Series Interest Collections on Deposit in Collection Account

Monthly Servicing Fee (including unpaid Monthly Servicing Fees for prior Distribution Dates) - Indenture Supplement 4.04(i)	$501,345.54
Unpaid fees, expenses and indemnities (not to exceed $150,000 in a calendar year)	$—
Monthly Backup Servicing Fee	$3,258.75
Class A-1 Monthly Interest (including unpaid Class A-1 Monthly Interest for prior Distribution Dates)	$265,457.50
Class A-2 Monthly Interest (including unpaid Class A-2 Monthly Interest for prior Distribution Dates)	$419,375.00
Class B Monthly Interest (including unpaid Class B Monthly Interest for prior Distribution Dates)	$58,967.28
Class C Monthly Interest (including unpaid Class C Monthly Interest for prior Distribution Dates)	$45,905.90
Class D Monthly Interest (including unpaid Class D Monthly Interest for prior Distribution Dates)	$44,094.43
Series Defaulted Amount (treated as Additional Available Series Principal Collections)	$—
Series Charge-Offs - unreimbursed (to be treated as Additional Available Series Principal Collections)	$—
Reallocated Principal Collections - unreimbursed (to be treated as Additional Available Series Principal Collections)	$—
Amount to cause the Class E Invested Amount to not be less than the Required Class E Invested Amount (to be treated as Additional Available Series Principal Collections)	$—
Reserve Fund Deposit Amount	$—
Accumulation Period Reserve Account Deposit Amount (beginning on Accumulation Period Reserve Account Funding Date)	$—
Repayment of Outstanding Servicer Advances	$—
Remaining fees, expenses, indemnities or other amounts	$—
Interest Collections Shortfalls for other outstanding Series in Excess Interest Sharing Group One	$—
Deposit in the Certificate Distribution Account for distribution to the holders of the Certificate (to extent not required to be deposited in EFA or CCA)	$1,144,552.07

ALLY MASTER OWNER TRUST SERIES 2015-2	Page 2 of 4

Ally Master Owner Trust
Monthly Servicing Report
December 15, 2017

8. Available Investor Principal Collections Distribution Payments by Priority
Available Investor Principal Collections	$213,344,188.27
Aggregate Deposit to Note Distribution and Note Defeasance Accounts	$—
Shared with other series in Excess Sharing Group One	$—
Remainder released to holders of Certificate Interest (to extent not required to be deposited in EFA or CCA)	$213,344,188.27

Application of Principal Amounts in Note Distribution Account	Balance Prior to Distribution	Distributions Allocable to Principal	Balance Following Distribution
A-1	$—	$—	$—
A-2	$—	$—	$—
B	$—	$—	$—
C	$—	$—	$—
D	$—	$—	$—
E	$—	$—	$—
Total	$—	$—	$—

9. Series Accounts (Collection Period)

Note Distribution Account
Note Distribution Account - Beginning Balance	$—
Plus Note Distribution Account Deposit Amount	$—
Less Note Distribution Account Draw Amount	$—
Note Distribution Account - Ending Balance	$—

Note Defeasance Account
Note Defeasance Account - Beginning Balance	$—
Plus Note Defeasance Account Deposit Amount	$—
Less Note Defeasance Account Draw Amount	$—
Note Defeasance Account - Ending Balance	$—

Reserve Fund
Reserve Fund - Beginning Balance	$6,040,268.46
Plus Reserve Fund Deposit Amount	$—
Less Reserve Fund Draw Amount	$—
Reserve Fund - Ending Balance	$6,040,268.46

Reserve Fund Required Amount	$6,040,268.46
Reserve Fund Trigger Amount	$6,040,268.46

Accumulation Period Reserve Account
Accumulation Period Reserve Account - Beginning Balance	$—
Accumulation Period Reserve Deposit Amount	$—
Accumulation Period Reserve Draw Amount	$—
Accumulation Period Reserve Account - Ending Balance	$—

Accumulation Period Reserve Account Required Amount	$—

10. Servicer Advances

Beginning Unreimbursed Servicer Advances	$—
Plus Servicer Advances During the Period	$—
Less Repayment of Servicer Advances	$—
Ending Unreimbursed Servicer Advances	$—

ALLY MASTER OWNER TRUST SERIES 2015-2	Page 3 of 4

Ally Master Owner Trust
Monthly Servicing Report
December 15, 2017

11. Series 2015-2 Early Amortization Events

Failure by the Depositor, the Servicer or the Seller, as applicable, to duly observe or perform in any material respect any other covenants or agreements in the TSSA or PSA (unremitted for 60 days)		N

Breach of representation or warranty made by the seller in the PSA or the Depositor in the TSSA or materially incorrect information in the Schedule of Accounts (unremitted for 60 days)		N

Failure to pay (or set aside for payment) all amounts required to be paid as principal on any Series 2015-2 Notes on the Series 2015-2 Expected Maturity Date		N

Average of the Monthly Payment Rates for three preceding Collection Periods is less than 17.5%		N

Amount on deposit in Reserve Fund is less than Reserve Fund Required Amount for three consecutive Distribution Dates		N

Reserve Fund Required Amount exceeds the amount on deposit in Reserve Fund by more than the Reserve Fund Trigger Amount		N

Series 2015-2 Event of Default has occurred		N

Insolvency Event with respect to the Seller, the Depositor or the Seller (or Ally, if Ally is not the Servicer)		N

Amounts on deposit in the Excess Funding Account exceeds 30% of the sum of the Net Invested Amounts for all outstanding Series (average over the last six Collection Periods or , if shorter, the period from the initial issuance date through the immediately preceding Collection Period)
		N
Current Month	0.00%
Current Month - 1	0.00%
Current Month - 2	0.00%
Current Month - 3	0.00%
Current Month - 4	0.00%
Current Month - 5	0.00%
Six Month Average	0.00%

Issuing Entity or the Depositor are required to register under the Investment Company Act		N

Liquidation Event occurs with respect to a Significant Manufacturer or with respect to a Majority of Manufacturers		N

Required Class E Invested Amount exceeds the Class E Invested Amount		N
Required Class E Invested Amount	$78,523,846.00
Class E Invested Amount	$78,523,846.00

A failure by the depositor to transfer to the Issuing Entity Receivables arising in connection with Additional Accounts within 15 Business Days after the date on which the Depositor is required to convey such Receivables
		N

On the first Distribution Date related to the Controlled Accumulation Period, the amount on deposit in the Accumulation Period Reserve Account is less than the Accumulation Period Reserve Account Required Amount
		N

ALLY MASTER OWNER TRUST SERIES 2015-2	Page 4 of 4